RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade accounts receivable	¥ 34,861	¥ 35,439
Financial assets at fair value through other comprehensive income	6,706	10,260
Prepaid expenses and other current assets	69,431	58,709
Long-term prepayments and other assets	70,030	74,543
Contract liabilities	124,622	126,241
Other payables	239,688	179,108
Other long-term liabilities	19,243	18,968
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	13,690	11,778
Lease liabilities (including to be paid within one year)	185,406	187,033
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	8,655	16,777
Financial assets at fair value through other comprehensive income	186	760
Prepaid expenses and other current assets	14,537	19,422
Long-term prepayments and other assets	3,116	6,435
Total	26,494	43,394
Trade accounts payable and bills payable	14,170	22,792
Contract liabilities	4,677	5,937
Other payables	50,649	12,759
Other long-term liabilities	2,779	3,010
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	2,873	5,264
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	13,690	11,778
Lease liabilities (including to be paid within one year)	158,761	162,048
Total	¥ 247,599	¥ 223,588